Estimates of Fair Value of Employee Stock Award Assumptions (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility	59.00%	67.00%	64.00%
Expected life (in years)	10 years
Risk free interest rate	0.67%	0.85%	1.21%
Risk free interest rate	1.84%	1.21%	2.41%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years	6 years	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	10 years	6 years 1 month 6 days	6 years 1 month 6 days